Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	9	1	10
Pre-Modification Outstanding Recorded Investment	$ 1,537	$ 41	$ 654
Post-Modification Outstanding Recorded Investment	$ 1,537	$ 41	$ 589
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	4
Pre-Modification Outstanding Recorded Investment	$ 529
Post-Modification Outstanding Recorded Investment	$ 529
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	2		9
Pre-Modification Outstanding Recorded Investment	$ 308		$ 619
Post-Modification Outstanding Recorded Investment	$ 308		$ 554
Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract		1	1
Pre-Modification Outstanding Recorded Investment		$ 41	$ 35
Post-Modification Outstanding Recorded Investment		$ 41	$ 35
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	3
Pre-Modification Outstanding Recorded Investment	$ 700
Post-Modification Outstanding Recorded Investment	$ 700